Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000108536 [Member] | Lazard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%
C000108536 [Member] | Bio Rad Laboratories Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
C000108536 [Member] | Mohawk Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000108536 [Member] | Envista Holdings Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%
C000108536 [Member] | Boyd Gaming Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000108536 [Member] | Affiliated Managers Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
C000108536 [Member] | Adtalem Global Education Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000108536 [Member] | Carlyle Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%
C000108536 [Member] | Madison Square Garden Entertainment Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.57%
C000108536 [Member] | Sphere Entertainment Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.83%
C000108536 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000108536 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000108536 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000108536 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000108536 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000108536 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000108536 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000108536 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000013706 [Member] | Lazard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%
C000013706 [Member] | Bio Rad Laboratories Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
C000013706 [Member] | Mohawk Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000013706 [Member] | Envista Holdings Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%
C000013706 [Member] | Boyd Gaming Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000013706 [Member] | Affiliated Managers Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
C000013706 [Member] | Adtalem Global Education Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000013706 [Member] | Carlyle Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%
C000013706 [Member] | Madison Square Garden Entertainment Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.57%
C000013706 [Member] | Sphere Entertainment Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.83%
C000013706 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000013706 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000013706 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000013706 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000013706 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000013706 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000013706 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000013706 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000013707 [Member] | Carlyle Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000013707 [Member] | Madison Square Garden Entertainment Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%
C000013707 [Member] | Sphere Entertainment Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%
C000013707 [Member] | Generac Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%
C000013707 [Member] | Norwegian Cruise Line Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%
C000013707 [Member] | Charles River Laboratories International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000013707 [Member] | Labcorp Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000013707 [Member] | Interpublic Group of Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%
C000013707 [Member] | Knowles Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
C000013707 [Member] | Mattel Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%
C000013707 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000013707 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000013707 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000013707 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000013707 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000013707 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000013707 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000013707 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000108537 [Member] | Carlyle Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000108537 [Member] | Madison Square Garden Entertainment Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%
C000108537 [Member] | Sphere Entertainment Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%
C000108537 [Member] | Generac Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%
C000108537 [Member] | Norwegian Cruise Line Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%
C000108537 [Member] | Charles River Laboratories International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000108537 [Member] | Labcorp Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000108537 [Member] | Interpublic Group of Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%
C000108537 [Member] | Knowles Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
C000108537 [Member] | Mattel Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%
C000108537 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000108537 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000108537 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000108537 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000108537 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000108537 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000108537 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000108537 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000108538 [Member] | Mohawk Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.73%
C000108538 [Member] | Affiliated Managers Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%
C000108538 [Member] | APA Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.38%
C000108538 [Member] | Barrick Mining Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.73%
C000108538 [Member] | Bank of America Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.75%
C000108538 [Member] | Snap on Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%
C000108538 [Member] | PHINIA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%
C000108538 [Member] | BOK Financial Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.13%
C000108538 [Member] | Resideo Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%
C000108538 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.69%
C000108538 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000108538 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000108538 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000108538 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000108538 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000108538 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000108538 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000108538 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000108538 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000013708 [Member] | Mohawk Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.73%
C000013708 [Member] | Affiliated Managers Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%
C000013708 [Member] | APA Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.38%
C000013708 [Member] | Barrick Mining Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.73%
C000013708 [Member] | Bank of America Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.75%
C000013708 [Member] | Snap on Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%
C000013708 [Member] | PHINIA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%
C000013708 [Member] | BOK Financial Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.13%
C000013708 [Member] | Resideo Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%
C000013708 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.69%
C000013708 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000013708 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000013708 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000013708 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000013708 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000013708 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000013708 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000013708 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000013708 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000108545 [Member] | Fresenius Medical Care AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%
C000108545 [Member] | Lasertec Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%
C000108545 [Member] | Murata Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000108545 [Member] | Aptiv plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000108545 [Member] | Informa plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%
C000108545 [Member] | Tesco plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.58%
C000108545 [Member] | BAWAG Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%
C000108545 [Member] | Sega Sammy Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000108545 [Member] | Syensqo SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000108545 [Member] | Bandai Namco Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
C000108545 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000108545 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.13%
C000108545 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.45%
C000108545 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000108545 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.98%
C000108545 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.77%
C000108545 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.25%
C000108545 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.89%
C000108545 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000108545 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000108545 [Member] | Materials And Processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000108545 [Member] | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000108545 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000108545 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000108545 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000108545 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000108545 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000108545 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000108545 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000108545 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000108546 [Member] | Fresenius Medical Care AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%
C000108546 [Member] | Lasertec Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%
C000108546 [Member] | Murata Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000108546 [Member] | Aptiv plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000108546 [Member] | Informa plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%
C000108546 [Member] | Tesco plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.58%
C000108546 [Member] | BAWAG Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%
C000108546 [Member] | Sega Sammy Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000108546 [Member] | Syensqo SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000108546 [Member] | Bandai Namco Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
C000108546 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000108546 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.13%
C000108546 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.45%
C000108546 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000108546 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.98%
C000108546 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.77%
C000108546 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.25%
C000108546 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.89%
C000108546 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000108546 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000108546 [Member] | Materials And Processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000108546 [Member] | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000108546 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000108546 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000108546 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000108546 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000108546 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000108546 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000108546 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000108546 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000108548 [Member] | Fresenius Medical Care AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000108548 [Member] | Lasertec Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%
C000108548 [Member] | Murata Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%
C000108548 [Member] | Tesco plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%
C000108548 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%
C000108548 [Member] | Publicis Groupe SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000108548 [Member] | Walt Disney Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000108548 [Member] | CVS Health Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%
C000108548 [Member] | First Solar Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
C000108548 [Member] | Microsoft Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%
C000108548 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000108548 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.96%
C000108548 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%
C000108548 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000108548 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.03%
C000108548 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.26%
C000108548 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.78%
C000108548 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.25%
C000108548 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%
C000108548 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%
C000108548 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000108548 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000108548 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000108548 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000108548 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000108548 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000108548 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000108548 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000108548 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000108547 [Member] | Fresenius Medical Care AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000108547 [Member] | Lasertec Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%
C000108547 [Member] | Murata Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%
C000108547 [Member] | Tesco plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%
C000108547 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%
C000108547 [Member] | Publicis Groupe SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000108547 [Member] | Walt Disney Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000108547 [Member] | CVS Health Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%
C000108547 [Member] | First Solar Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
C000108547 [Member] | Microsoft Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%
C000108547 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000108547 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.96%
C000108547 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%
C000108547 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000108547 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.03%
C000108547 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.26%
C000108547 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.78%
C000108547 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.25%
C000108547 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%
C000108547 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%
C000108547 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000108547 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000108547 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000108547 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000108547 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000108547 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000108547 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000108547 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000108547 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.90%